REPORTING CURRENCY AND TRANSLATION INTO US DOLLARS (Details)	Apr. 30, 2015	Dec. 31, 2014
Exchange Rate [Abstract]
Exchange Rate Eur To Usd		0.8237
Foreign Currency Translation Abstract
Foreign Currency Exchange Rate, Translation	0.8959